UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 11.5%
Automobiles & Parts - 1.7%
Johnson Controls, Inc.	40,800	$1,331,304
LKQ Corp. (a)	16,575	528,080
		1,859,384
General Retailers - 4.3%
Bed Bath & Beyond Inc. (a)	13,625	813,958
Best Buy Co., Inc.	58,390	1,442,233
Kohl's Corp.	20,960	1,041,293
Target Corp.	25,510	1,446,162
		4,743,646
Household Products - 1.4%
D.R. Horton, Inc.	44,350	635,979
Jarden Corp. (a)	24,590	867,289
		1,503,268
Leisure Goods - 0.6%
Brunswick Corp.	27,750	663,503

Media - 2.7%
The Walt Disney Co.	26,775	1,124,282
Time Warner Inc.	28,400	1,056,764
Viacom Inc. Class B	16,900	804,778
		2,985,824
Personal Goods - 0.8%
Hanesbrands, Inc. (a)	30,650	880,574

Consumer Staples - 6.0%
Beverages - 1.2%
PepsiCo, Inc.	20,950	1,318,593

Food & Drug Retailers - 3.8%
Sysco Corp.	27,820	818,464
Walgreen Co.	64,175	2,128,043
Wal-Mart Stores, Inc.	21,775	1,286,467
		4,232,974
Household Goods & Home Construction - 1.0%
The Procter & Gamble Co.	15,650	1,056,688

Energy - 14.2%
Oil & Gas Producers - 10.2%
Anadarko Petroleum Corp.	12,660	1,064,959
Chevron Corp.	20,020	2,184,582
Devon Energy Corp.	11,000	806,410
Encana Corp.	42,000	856,800
Exxon Mobil Corp.	42,045	3,636,892
Forest Oil Corp. (a)	79,700	1,030,521
Hess Corp.	26,270	1,705,448
		11,285,612

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil Equipment, Services & Distribution - 4.0%
Helmerich & Payne, Inc.	13,475	$826,018
Schlumberger Ltd.	21,969	1,705,014
Seadrill Ltd.	27,915	1,174,384
Weatherford International Ltd. (a)	48,000	767,040
		4,472,456
Financials - 16.9%
Banks - 9.5%
Associated Banc-Corp	109,440	1,448,986
Bank of America Corp.	320,400	2,553,588
Citigroup Inc.	45,350	1,511,062
First Horizon National Corp.	131,510	1,236,194
JPMorgan Chase & Co.	60,200	2,362,248
PNC Financial Services Group, Inc.	13,730	817,210
Zions Bancorporation	30,900	587,100
		10,516,388
Financial Services - 5.4%
American Express Co.	16,450	870,040
Discover Financial Services	28,695	861,137
MSCI Inc. Class A (a)	39,500	1,397,510
Northern Trust Corp.	27,220	1,208,840
State Street Corp.	39,525	1,669,141
		6,006,668
Insurance - 1.0%
Aflac, Inc.	23,060	1,089,585

Real Estate Investment Trusts - 1.0%
DiamondRock Hospitality Co.	56,500	562,740
Host Hotels & Resorts Inc.	35,100	553,878
		1,116,618
Health Care - 11.5%
Health Care Equipment & Services - 7.6%
Baxter International Inc.	14,750	857,417
Henry Schein, Inc. (a)	11,490	850,490
Medco Health Solutions, Inc. (a)	33,380	2,256,154
Medtronic, Inc.	20,675	788,131
Patterson Cos., Inc.	25,880	826,090
ResMed Inc. (a)	21,050	616,765
St. Jude Medical, Inc.	33,340	1,404,281
Zimmer Holdings, Inc.	13,395	813,746
		8,413,074
Health Care Services - 1.2%
McKesson Corp.	16,275	1,359,125

Pharmaceuticals & Biotechnology - 2.7%
Amgen Inc.	11,765	799,432
Johnson & Johnson	22,110	1,438,919
Novartis AG ADR	13,350	727,709
		2,966,060

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 14.5%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	6,375	$563,614

Construction & Materials - 1.3%
Masco Corp.	123,475	1,466,883

Electrical Equipment - 1.2%
Emerson Electric Co.	26,800	1,348,308

General Industrials - 3.7%
General Electric Co.	131,750	2,509,837
3M Co.	18,820	1,648,632
		4,158,469
Industrial Engineering - 4.3%
ABB Ltd. ADR	79,050	1,619,734
Illinois Tool Works Inc.	20,475	1,140,253
Ingersoll-Rand PLC	15,400	614,152
Rockwell Automation, Inc.	17,025	1,361,659
		4,735,798
Industrial Transportation - 1.2%
FedEx Corp.	14,850	1,336,351

Support Services - 2.3%
EnergySolutions (a)	413,125	1,739,256
Mobile Mini, Inc. (a)	38,175	824,580
		2,563,836
Information Technology - 24.0%
Computer Programs - 1.6%
Electronic Arts Inc. (a)	77,860	1,271,454
Take-Two Interactive Software, Inc. (a)	35,675	551,179
		1,822,633
Internet Programs & Services - 1.2%
eBay Inc. (a)	38,555	1,377,956

IT Services - 1.8%
Alliance Data Systems Corp. (a)	6,950	843,452
Visa Inc. Class A	9,570	1,113,661
		1,957,113
Software & Computer Services - 6.6%
Adobe Systems Inc. (a)	34,375	1,130,594
Google Inc. Class A (a)	2,760	1,706,370
Microsoft Corp.	107,951	3,426,365
Oracle Corp.	38,000	1,112,260
		7,375,589

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware & Equipment - 12.8%
Broadcom Corp. Class A (a)	37,740	$1,402,041
Cisco Systems, Inc.	110,635	2,199,424
EMC Corp. (a)	41,625	1,152,596
Hewlett-Packard Co.	38,375	971,271
Intel Corp.	73,300	1,970,304
JDS Uniphase Corp. (a)	137,610	1,794,434
Linear Technology Corp.	24,870	832,648
Maxim Integrated Products, Inc.	30,730	857,060
Qualcomm, Inc.	36,155	2,248,118
Xilinx, Inc.	22,800	842,004
		14,269,900
Materials - 1.2%
Industrial Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold Inc.	32,425	1,380,008

TOTAL COMMON STOCKS (COST $100,691,550)		110,826,498

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$948	948

Total Variable-Rate Demand Notes		948

TOTAL SHORT-TERM INVESTMENTS (COST $948)		948

TOTAL INVESTMENTS - 99.8% (COST $100,692,498)		110,827,446

NET OTHER ASSETS AND LIABILITIES - 0.2%		218,300

NET ASSETS - 100.0%		$111,045,746

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at February 29, 2012.

ADR: American Depositary Receipt
PLC:  Public Limited Company

At February 29, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$101,819,479
Unrealized appreciation	$16,434,584
Unrealized depreciation	$(7,426,617)
Net unrealized appreciation (depreciation)	$9,007,967

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%

Consumer Discretionary - 15.9%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	6,260	$199,444

General Retailers - 5.5%
Bed Bath & Beyond Inc. (a)	4,190	250,311
Best Buy Co., Inc.	5,600	138,320
Jos. A. Bank Clothiers, Inc. (a)	4,900	252,301
Kohl's Corp.	4,040	200,707
Nordstrom, Inc.	4,540	243,435
		1,085,074
Household Products - 2.6%
D.R. Horton, Inc.	6,900	98,946
Jarden Corp. (a)	11,585	408,603
		507,549
Leisure Goods - 1.1%
Brunswick Corp.	9,250	221,168

Media - 0.8%
Lions Gate Entertainment Corp. (a)	10,846	148,373

Personal Goods - 3.1%
Coach, Inc.	2,628	196,680
Hanesbrands, Inc. (a)	14,483	416,097
		612,777
Travel & Leisure - 1.8%
Darden Restaurants, Inc.	6,906	352,137

Consumer Staples - 2.0%
Food Producers - 2.0%
Diamond Foods, Inc.	2,750	65,780
McCormick & Co., Inc.	3,613	182,276
The J. M. Smucker Co.	1,962	147,778
		395,834
Energy - 12.7%
Mining - 0.3%
CONSOL Energy Inc.	1,395	49,969

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil & Gas Producers - 9.3%
Bill Barrett Corp. (a)	7,140	$208,702
Chesapeake Energy Corp.	8,345	208,625
Denbury Resources Inc. (a)	2,485	49,476
Encana Corp.	5,025	102,510
Forest Oil Corp. (a)	15,350	198,476
Lone Pine Resources Inc. (a)	13,192	98,017
Murphy Oil Corp.	2,401	153,520
Noble Energy, Inc.	3,423	334,256
Quicksilver Resources Inc. (a)	16,830	93,238
Range Resources Corp.	4,480	285,286
Swift Energy Co. (a)	1,600	48,048
Ultra Petroleum Corp. (a)	2,075	51,792
		1,831,946
Oil Equipment, Services & Distribution - 3.1%
Helmerich & Payne, Inc.	3,320	203,516
Seadrill Ltd.	5,035	211,822
Weatherford International Ltd. (a)	12,680	202,626
		617,964
Financials - 17.0%
Banks - 6.0%
Associated Banc-Corp	31,234	413,538
First Horizon National Corp.	42,420	398,748
Regions Financial Corp.	20,935	120,586
SunTrust Banks, Inc.	5,070	116,407
Zions Bancorporation	7,655	145,445
		1,194,724
Financial Services - 6.1%
Discover Financial Services	11,654	349,737
Eaton Vance Corp.	6,920	199,365
MSCI Inc. Class A (a)	8,650	306,037
Northern Trust Corp.	7,850	348,619
		1,203,758
Insurance - 2.0%
Cincinnati Financial Corp.	4,170	146,659
Unum Group	10,710	246,866
		393,525
Real Estate Investment Trusts - 2.9%
DiamondRock Hospitality Co.	19,350	192,726
Host Hotels & Resorts Inc.	12,425	196,067
LaSalle Hotel Properties	7,150	190,762
		579,555

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.2%
Health Care Equipment & Services - 11.2%
Henry Schein, Inc. (a)	4,619	$341,898
Lincare Holdings Inc.	5,504	147,837
MedAssets Inc. (a)	24,790	354,001
Natus Medical Inc. (a)	22,575	236,360
Patterson Cos., Inc.	10,280	328,138
ResMed Inc. (a)	10,550	309,115
St. Jude Medical, Inc.	3,475	146,367
Waters Corp. (a)	1,639	146,854
Zimmer Holdings, Inc.	3,325	201,994
		2,212,564
Health Care Services - 1.0%
McKesson Corp.	2,445	204,182

Industrials - 14.0%
Aerospace & Defense - 1.0%
Alliant Techsystems Inc.	3,319	199,140

Construction & Materials - 2.9%
Masco Corp.	26,075	309,771
Mueller Water Products, Inc. Class A	39,400	117,018
USG Corp. (a)	10,475	149,269
		576,058
Electrical Equipment - 0.4%
Regal-Beloit Corp.	1,300	87,750

Industrial Engineering - 4.5%
Ingersoll-Rand PLC	7,500	299,100
Rockwell Automation, Inc.	3,730	298,325
SPX Corp.	3,975	290,731
		888,156
Support Services - 5.2%
Cintas Corp.	5,170	199,355
EnergySolutions (a)	102,435	431,251
Mobile Mini, Inc. (a)	11,545	249,372
W.W. Grainger, Inc.	703	146,034
		1,026,012
Information Technology - 19.2%
Computer Programs - 4.0%
Activision Blizzard, Inc.	12,420	148,419
Electronic Arts Inc. (a)	20,785	339,419
Take-Two Interactive Software, Inc. (a)	19,160	296,022
		783,860
Electronic & Electrical Equipment - 3.5%
Celestica Inc. (a)	10,481	98,626
Flextronics International Ltd. (a)	35,617	251,100
Maxwell Technologies, Inc. (a)	5,400	98,226
Molex Inc. Class A	10,810	241,820
		689,772

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.5%
Alliance Data Systems Corp. (a)	2,440	$296,118
Fiserv, Inc. (a)	2,997	198,701
		494,819
Technology Hardware & Equipment - 9.2%
Broadcom Corp. Class A (a)	11,180	415,337
Cavium Inc. (a)	7,175	256,363
JDS Uniphase Corp. (a)	31,181	406,600
Linear Technology Corp.	7,422	248,489
Maxim Integrated Products, Inc.	10,451	291,478
Xilinx, Inc.	5,371	198,351
		1,816,618
Materials - 4.5%
Chemicals - 3.6%
Ecolab Inc.	6,106	366,360
International Flavors & Fragrances Inc.	6,070	346,172
		712,532
Household Materials - 0.9%
The Scotts Miracle-Gro Co. Class A	3,836	179,678

Utilities - 2.6%
Electricity - 0.5%
Pepco Holdings, Inc.	4,810	93,506

Gas, Water & Multiutilities - 2.1%
MDU Resources Group, Inc.	12,547	272,270
SCANA Corp.	3,264	146,880
		419,150

TOTAL COMMON STOCKS (COST $16,417,929)		19,777,594

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$700	$700

Total Variable-Rate Demand Notes		700

TOTAL SHORT-TERM INVESTMENTS (COST $700)		700

TOTAL INVESTMENTS - 100.1% (COST $16,418,629)		19,778,294

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(12,449)

NET ASSETS - 100.0%		$19,765,845

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at February 29, 2012.

PLC: Public Limited Company

At February 29, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$16,855,652
Unrealized appreciation	$3,925,613
Unrealized depreciation	$(1,002,971)
Net unrealized appreciation (depreciation)	$2,922,642

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.1%

Financials - 0.1%
Financial Services - 0.1%
CIT Group Inc. (a)	14,450	$588,260

TOTAL COMMON STOCKS (COST $415,354)		588,260

BONDS - 98.3%

Asset-Backed Securities - 0.9%
Federal Express Corp. 1993 Trust
7.150% due 9/28/2012	$6,075	6,247

General American Railcar 1997-1
6.690% due 9/20/2016 (e)	436,745	451,328

General American Railcar II
6.210% due 9/20/2017	4,499,056	4,657,504

General American Railcar III
7.760% due 8/20/2018 (e)	1,384,593	1,472,792

Total Asset-Backed Securities		6,587,871

Convertible Bonds - 3.0%
Amgen Inc.
0.375% due 2/1/2013	782,000	807,415

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,757,500

Medtronic, Inc.
1.625% due 4/15/2013	4,073,000	4,098,456

Transocean Inc.
1.500% due 12/15/2037	16,600,000	16,496,250

Total Convertible Bonds		23,159,621

Corporate Bonds - 93.8%
Allied Waste N.A., Inc.
6.875% due 6/1/2017	2,149,000	2,253,764

American Express
6.650% due 9/15/2015	90,000	101,509
6.900% due 9/15/2015	277,000	317,605

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
American General Finance
6.000% due 10/15/2014	$1,000,000	$730,573
6.000% due 12/15/2014	1,000,000	751,056

American Standard Inc.
5.500% due 4/1/2015	25,000	27,466

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,838,421

Anadarko Petroleum Corp.
6.125% due 3/15/2012	26,000	26,034

Anheuser-Busch Cos., Inc.
7.500% due 3/15/2012	119,000	119,209

Aquila, Inc.
11.875% due 7/1/2012	1,926,000	1,993,560

Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,190,268

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,382,725

Associates Corp. N.A.
6.950% due 11/1/2018	1,076,000	1,217,169

Avnet, Inc.
6.625% due 9/15/2016	551,000	626,840

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	5,979,407

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp.
7.375% due 5/15/2014	$866,000	$936,017
5.375% due 6/15/2014	50,000	52,412
5.650% due 9/15/2014	25,000	24,918
5.000% due 5/15/2015	30,000	29,815
5.150% due 8/15/2015	60,000	59,514
5.350% due 9/15/2015	549,000	565,082
5.350% due 11/15/2015	55,000	54,524
5.250% due 12/1/2015	333,000	337,820
5.600% due 2/15/2016	25,000	24,198
5.625% due 10/14/2016	935,000	976,117
6.000% due 8/15/2017	115,000	120,481
6.050% due 8/15/2017	948,000	974,839
5.750% due 12/1/2017	555,000	580,988
5.350% due 3/15/2018	81,000	77,426

Bank of New York Mellon Corp.
5.650% due 3/15/2032	20,000	19,875

BB&T Corp.
5.200% due 12/23/2015	769,000	849,085

Bear Stearns Cos. LLC
4.410% due 3/10/2014 (b)	270,000	278,465
4.360% due 4/10/2014 (b)	100,000	104,707

Best Buy Co., Inc.
6.750% due 7/15/2013	570,000	602,978
3.750% due 3/15/2016	1,000,000	996,477

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	12,909,000	14,393,535

Black Hills Corp.
9.000% due 5/15/2014	2,442,000	2,742,276

Boston Properties LP
5.625% due 4/15/2015	331,000	368,920

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,499,952
4.500% due 1/15/2015	4,197,000	4,496,964
6.250% due 11/15/2015	3,358,000	3,733,680

Brinker International
5.750% due 6/1/2014	7,967,000	8,455,194

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Brocade Communications Systems, Inc.
6.625% due 1/15/2018	$15,902,000	$16,736,855

Brookfield Asset Management Inc.
7.125% due 6/15/2012	1,306,000	1,326,280

Capital One Financial
6.500% due 6/13/2013	423,000	445,234
6.150% due 9/1/2016	300,000	321,362

Carpenter Technology Corp.
7.030% due 5/22/2018	8,000	8,778

CBS Corp.
8.200% due 5/15/2014	967,000	1,104,251

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	217,372

Chesapeake & Potomac Telephone Co.
7.150% due 5/1/2023	159,000	168,206

CIT Group Inc.
7.000% due 5/4/2015 (e)	304,000	304,760
7.000% due 5/2/2016 (e)	506,000	506,633
7.000% due 5/2/2017 (e)	709,000	709,886

Citigroup, Inc.
5.625% due 8/27/2012	10,883,000	11,091,170
5.300% due 10/17/2012	5,586,000	5,727,343
6.000% due 12/13/2013	438,000	464,779
5.000% due 9/15/2014	3,085,000	3,211,649
4.875% due 5/7/2015	115,000	119,143
5.500% due 2/15/2017	180,000	189,156
6.125% due 11/21/2017	1,269,000	1,421,527
6.125% due 5/15/2018	570,000	636,665

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,659,928
6.500% due 8/15/2016	1,250,000	1,402,261
6.950% due 1/15/2018	602,000	653,797

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,131,595
6.150% due 12/15/2015	443,000	486,316

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Computer Sciences Corp.
6.500% due 3/15/2018	$15,827,000	$16,855,755

Continental Corp.
8.375% due 8/15/2012	411,000	423,942

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,080,753

Countrywide Financial Corp.
5.750% due 6/24/2015 (c)	438,000	434,464
6.500% due 7/28/2015 (c)	109,000	109,033
6.250% due 5/15/2016	927,000	932,145

Countrywide Home Loans, Inc.
6.730% due 4/17/2013	93,000	93,813
6.000% due 1/24/2018	694,000	684,838
5.500% due 5/16/2018	34,000	33,087

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,184,000	8,957,470
6.125% due 1/15/2015	1,136,000	1,235,422
5.950% due 3/15/2017	854,000	968,411

Darden Restaurants
7.125% due 2/1/2016	75,000	86,152

Discover Financial Services
6.450% due 6/12/2017	590,000	647,592

Domtar Corp.
10.750% due 6/1/2017	3,605,000	4,686,500

Dow Chemical Co.
6.000% due 10/1/2012	681,000	701,130
7.600% due 5/15/2014	1,688,000	1,918,431
5.900% due 2/15/2015	650,000	733,677

Duke Realty LP
5.875% due 8/15/2012	200,000	203,190

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,782,000	7,002,524

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,990,000	6,289,230

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Expedia, Inc.
7.456% due 8/15/2018	$14,949,000	$16,753,404

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,170,383
7.750% due 6/15/2017	196,000	203,822
7.375% due 4/15/2018	4,346,000	4,746,088

Fidelity National Financial, Inc.
5.250% due 3/15/2013	191,000	195,401
6.600% due 5/15/2017	10,653,000	11,370,650

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,431,883

First Horizon National Corp.
5.375% due 12/15/2015	850,000	890,548

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,788,101
4.625% due 5/15/2013	4,501,000	4,562,106
5.050% due 1/15/2015	2,612,000	2,673,257
5.650% due 4/1/2016	5,247,000	5,395,343

Fortune Brands, Inc.
6.375% due 6/15/2014	370,000	408,466
5.375% due 1/15/2016	10,000	11,100

Freeport-McMoRan Copper & Gold Inc.
8.375% due 4/1/2017	12,811,000	13,410,311

General Electric Capital Corp.
4.150% due 5/15/2012	95,000	95,410
8.125% due 5/15/2012	439,000	444,725
4.750% due 6/15/2012	10,000	10,069
5.000% due 9/15/2012	80,000	81,556
6.000% due 10/15/2012	55,000	56,335
6.600% due 10/15/2012	192,000	197,356
6.700% due 10/15/2012	132,000	135,807
5.000% due 12/15/2012	12,000	12,320
5.000% due 12/15/2012	78,000	80,213
5.100% due 12/15/2012	66,000	67,640
5.900% due 5/13/2014	450,000	496,674
5.600% due 7/15/2014	500,000	525,662
4.500% due 5/15/2015	66,000	66,038
4.750% due 5/15/2015	80,000	80,020
4.125% due 6/15/2015	92,000	92,042

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp. (continued)
4.300% due 6/15/2015	$123,000	$123,050
5.250% due 6/15/2015	25,000	26,977
5.400% due 6/15/2015	59,000	63,924
5.500% due 8/15/2015	30,000	32,724
5.600% due 12/15/2015	184,000	184,602
5.250% due 1/15/2016	425,000	420,614
5.000% due 4/15/2016	220,000	217,445
5.000% due 4/15/2016	45,000	48,140
5.000% due 5/15/2016	45,000	44,598
4.750% due 3/15/2017	85,000	83,638
4.500% due 5/15/2017	56,000	55,755
4.500% due 7/15/2017	177,000	173,614
5.375% due 8/15/2017	28,000	27,902
5.500% due 10/6/2017	141,000	141,263
5.625% due 12/15/2017	587,000	590,633
5.625% due 12/15/2017	196,000	194,918
5.000% due 3/15/2018	115,000	113,302
5.000% due 3/15/2018	59,000	58,129
5.100% due 4/15/2018	42,000	42,016
5.250% due 4/15/2018	108,000	106,113
6.750% due 4/15/2018	373,000	428,126
4.750% due 5/15/2018	50,000	49,180
5.000% due 5/15/2018	55,000	54,825
6.300% due 5/15/2018	1,790,000	2,031,541
4.500% due 6/15/2018	170,000	167,965
4.500% due 6/15/2018	61,000	60,288
6.000% due 7/15/2018	57,000	64,027
6.000% due 7/15/2018	39,000	43,808
5.250% due 12/15/2021	30,000	28,887

Genworth Financial Inc.
8.625% due 12/15/2016	4,228,000	4,716,816
6.515% due 5/22/2018	725,000	739,345

Genworth Life Insurance Co.
5.875% due 5/3/2013 (e)	4,615,000	4,724,560

GFI Group Inc.
8.375% due 7/19/2018	551,000	522,073

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
GMAC LLC
7.250% due 8/15/2012	$100,000	$100,655
7.000% due 11/15/2012	50,000	50,081
7.100% due 1/15/2013	32,000	32,018
6.000% due 7/15/2013	60,000	59,456
0.000% due 6/15/2015 (d)	1,250,000	1,006,250
6.350% due 2/15/2016 (c)	75,000	72,650
6.500% due 2/15/2016 (c)	100,000	97,394
6.500% due 9/15/2016 (c)	87,000	85,055
7.250% due 9/15/2017	259,000	255,486

Golden West Financial Corp.
4.750% due 10/1/2012	526,000	537,416

Goldman Sachs Group, Inc.
3.625% due 8/1/2012	286,000	288,789
5.700% due 9/1/2012	871,000	889,892
5.450% due 11/1/2012	3,026,000	3,104,555
5.625% due 1/15/2017	565,000	595,340
5.950% due 1/18/2018	547,000	591,140

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	35,007

Harley-Davidson
5.250% due 12/15/2012 (e)	1,675,000	1,719,372
15.000% due 2/1/2014	500,000	599,916
5.750% due 12/15/2014 (e)	3,800,000	4,123,825

Harleysville Group Inc.
5.750% due 7/15/2013	114,000	117,297

Hartford Financial Services
4.625% due 7/15/2013	750,000	770,150
4.750% due 3/1/2014	825,000	853,301
6.300% due 3/15/2018	12,311,000	13,297,505

Hartford Life Insurance Co.
5.400% due 6/15/2012	25,000	25,085
5.400% due 6/15/2012	55,000	55,187
5.050% due 7/15/2013	35,000	35,457

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,091,011

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
HCP, Inc.
5.650% due 12/15/2013	$1,455,000	$1,542,492
6.000% due 3/1/2015	5,879,000	6,287,467
7.072% due 6/8/2015	703,000	786,078

Horace Mann Educators Corp.
6.850% due 4/15/2016	8,052,000	8,762,364

Hospitality Properties Trust
6.750% due 2/15/2013	3,036,000	3,101,714
7.875% due 8/15/2014	4,804,000	5,278,986
5.125% due 2/15/2015	1,598,000	1,633,611
6.300% due 6/15/2016	271,000	286,260
5.625% due 3/15/2017	2,651,000	2,825,157
6.700% due 1/15/2018	1,047,000	1,158,478

HRPT Properties Trust
5.750% due 11/1/2015	3,318,000	3,469,304
6.250% due 8/15/2016	2,520,000	2,702,589
6.250% due 6/15/2017	1,850,000	1,975,818
6.650% due 1/15/2018	100,000	107,629

HSBC Finance Corp.
5.500% due 3/15/2012	31,000	31,013
6.000% due 4/15/2012	171,000	171,414
5.300% due 6/15/2012	160,000	160,489
5.350% due 6/15/2012	15,000	15,050
4.700% due 7/15/2012	698,000	700,929
5.700% due 7/15/2012	215,000	217,505
4.000% due 8/15/2012	151,000	152,041
4.500% due 8/15/2012	10,000	10,086
5.750% due 8/15/2012	100,000	101,458
3.500% due 9/15/2012	350,000	351,904
3.750% due 9/15/2012	120,000	120,607
3.800% due 9/15/2012	201,000	201,678
3.850% due 9/15/2012	269,000	270,954
5.400% due 9/15/2012	341,000	346,231
5.600% due 9/15/2012	144,000	146,372
5.650% due 9/15/2012	173,000	175,879
5.350% due 10/15/2012	400,000	407,004
5.300% due 11/15/2012	11,000	11,216
6.375% due 11/27/2012	1,349,000	1,397,159
5.350% due 12/15/2012	40,000	40,886
5.050% due 1/15/2013	10,000	10,219

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
HSBC Finance Corp. (continued)
5.000% due 2/15/2013	$20,000	$20,396
6.000% due 4/15/2013	621,000	642,285
5.480% due 9/15/2013 (b)	366,000	376,058
5.300% due 10/10/2013 (b)	331,000	336,319
5.080% due 1/10/2014 (b)	335,000	341,512
5.600% due 4/15/2014	75,000	78,799
5.500% due 7/15/2014	30,000	30,968
6.000% due 8/15/2014	553,000	589,884
6.000% due 8/15/2014	67,000	71,799
5.800% due 9/15/2014	153,000	163,628
5.850% due 9/15/2014	325,000	341,302
5.650% due 10/15/2014	30,000	31,312
5.750% due 10/15/2014	274,000	286,657
5.350% due 11/15/2014	30,000	31,358

HSBC Holdings PLC
5.250% due 12/12/2012	763,000	785,716

Hyatt Hotels Corp.
5.750% due 8/15/2015 (e)	100,000	108,354

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,186,548

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,062,317

Int'l. Bank for Reconstruction and Dev. (IBRD)
0.000% due 8/15/2012 (d)	131,000	130,608

Intuit Inc.
5.400% due 3/15/2012	425,000	425,520

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,011,120

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,897,773

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
John Hancock Life Ins. Co.
4.000% due 11/15/2012	$5,000	$5,068
4.900% due 11/15/2012	65,000	66,176
5.450% due 9/15/2015	201,000	218,279
5.450% due 10/15/2015	29,000	31,957
5.500% due 11/15/2015	75,000	82,047
5.250% due 12/15/2015	25,000	27,008
5.500% due 12/15/2015	25,000	27,271
5.000% due 4/15/2016	60,000	65,288

JPMorgan Chase & Co.
2.200% due 6/15/2012	104,000	104,622
2.125% due 6/22/2012	54,000	54,312
5.250% due 5/15/2018	55,000	54,445

Kemper Corp.
6.000% due 11/30/2015	9,753,000	10,160,627
6.000% due 5/15/2017	4,099,000	4,336,910

LaSalle Funding LLC
5.250% due 9/15/2017	25,000	24,998

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,674,036
6.650% due 6/1/2018	3,370,000	3,833,608

Liberty Property LP
5.650% due 8/15/2014	36,000	38,410

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,705,884

Macy's Retail Holdings, Inc.
8.000% due 7/15/2012	375,000	376,627

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	347,000	338,124

Marriott International, Inc.
4.625% due 6/15/2012	376,000	379,207
5.810% due 11/10/2015	373,000	416,085

Marsh & McLennan Cos., Inc.
6.250% due 3/15/2012	1,567,000	1,569,123
4.850% due 2/15/2013	225,000	232,224

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Marshall & Ilsley Bank
5.500% due 7/15/2012	$10,000	$9,986
5.250% due 9/4/2012	4,246,000	4,336,928

Masco Corp.
7.125% due 8/15/2013	5,117,000	5,303,284
4.800% due 6/15/2015	1,456,000	1,477,055
6.125% due 10/3/2016	3,017,000	3,157,342
5.850% due 3/15/2017	1,563,000	1,571,398
6.625% due 4/15/2018	3,884,000	4,031,444

Maytag Corp.
5.000% due 5/15/2015	50,000	51,908

MBNA America Bank
6.625% due 6/15/2012	75,000	75,684

MBNA Corp.
7.500% due 3/15/2012	115,000	115,210
5.000% due 6/15/2015	800,000	823,556

Merrill Lynch & Co.
5.450% due 2/5/2013	502,000	515,557
6.150% due 4/25/2013	455,000	472,936
0.000% due 8/30/2013 (d)	65,000	61,351
5.000% due 2/3/2014	138,000	142,693
5.450% due 7/15/2014	1,082,000	1,125,600
5.000% due 1/15/2015	343,000	353,011
5.300% due 9/30/2015	1,712,000	1,778,369
6.050% due 5/16/2016	3,000,000	3,097,626
6.400% due 8/28/2017	3,048,000	3,209,328
6.875% due 4/25/2018	218,000	237,261
6.500% due 7/15/2018	1,248,000	1,312,412
6.875% due 11/15/2018	1,298,000	1,394,811

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	11,776,000	12,283,475

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Morgan Stanley
6.600% due 4/1/2012	$123,000	$123,515
4.750% due 4/1/2014	4,268,000	4,318,136
6.000% due 5/13/2014	695,000	728,255
6.000% due 4/28/2015	3,753,000	3,953,376
4.000% due 7/24/2015	200,000	200,181
5.375% due 10/15/2015	1,000,000	1,036,569
5.750% due 10/18/2016	2,178,000	2,263,142
5.550% due 4/27/2017	2,712,000	2,781,829
5.950% due 12/28/2017	2,683,000	2,786,019
6.625% due 4/1/2018	5,759,000	6,106,072

Motorola Solutions, Inc.
5.375% due 11/15/2012	110,000	113,089

Nabisco, Inc.
7.550% due 6/15/2015	50,000	59,303

National City Bank of Indiana
4.250% due 7/1/2018	200,000	205,861

National City Preferred Capital Trust I
12.000% due 12/31/2049 (b)	9,007,000	9,689,731

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,613,805

National Rural Utilities
5.450% due 7/15/2012	29,000	29,380
5.500% due 7/15/2012	20,000	20,266
7.200% due 10/1/2015	30,000	35,159

National Semiconductor Corp.
6.150% due 6/15/2012	196,000	198,961

NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	85,093
7.750% due 8/15/2015	2,251,000	2,435,190

Navigators Group, Inc.
7.000% due 5/1/2016	11,437,000	11,772,710

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	38,000	44,613

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	234,423

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Northern Indiana Public Service Co.
7.590% due 6/12/2017	$182,000	$217,789

Northern Rock Asset Management PLC
5.625% due 6/22/2017 (e)	2,500,000	2,662,862

Ohio Casualty Corp.
7.300% due 6/15/2014	351,000	373,742

Owens Corning
6.500% due 12/1/2016	13,351,000	14,762,681

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	53,744

Pitney Bowes Inc.
4.625% due 10/1/2012	199,000	203,080

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	10,802,000	11,632,663

PNC Funding Corp.
5.250% due 11/15/2015	352,000	392,934

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,166,285

Principal Financial Group
7.875% due 5/15/2014	2,750,000	3,092,460
5.274% due 4/1/2016 (b)	50,000	51,941

Progressive Corp.
7.000% due 10/1/2013	25,000	27,313

Protective Life Corp.
4.300% due 6/1/2013	350,000	358,833
4.875% due 11/1/2014	820,000	880,192

Provident Cos., Inc.
7.000% due 7/15/2018	886,000	956,591

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Prudential Financial, Inc.
5.800% due 6/15/2012	$222,000	$225,126
5.600% due 7/15/2012	20,000	20,040
5.000% due 7/16/2012	31,000	30,998
5.150% due 7/16/2012	13,000	13,121
3.625% due 9/17/2012	293,000	297,404
5.000% due 6/15/2013	75,000	74,984
4.750% due 4/1/2014	5,000	5,304
5.100% due 9/20/2014	225,000	244,002
6.200% due 1/15/2015	1,100,000	1,219,063
5.000% due 3/16/2015	140,000	145,701
5.250% due 12/15/2016	50,000	50,090
5.500% due 3/15/2017	13,000	12,835
5.500% due 9/15/2017	22,000	22,133
5.500% due 9/15/2017	18,000	18,109
6.000% due 6/15/2018	130,000	130,405
6.000% due 10/15/2018	20,000	20,034
6.000% due 10/15/2018	24,000	24,000
6.050% due 10/15/2018	71,000	71,125

R.R. Donnelley & Sons Co.
4.950% due 4/1/2014	5,404,000	5,539,100
5.500% due 5/15/2015	3,314,000	3,347,140
8.600% due 8/15/2016	327,000	344,985
6.125% due 1/15/2017	2,791,000	2,700,292

Regions Financial Corp.
4.875% due 4/26/2013	1,875,000	1,903,125
7.750% due 11/10/2014	1,170,000	1,249,209

RJ Reynolds Tobacco Holdings, Inc.
7.250% due 6/1/2012	594,000	602,357

Rock-Tenn Co.
9.250% due 3/15/2016	1,845,000	1,934,851

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)	2,000,000	2,072,240

Silicon Valley Bank
5.700% due 6/1/2012	23,000	23,205

Simon Property Group, LP
5.750% due 12/1/2015	1,089,000	1,237,060
6.100% due 5/1/2016	1,000,000	1,150,069

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SL Green Realty Corp.
5.000% due 8/15/2018	$16,015,000	$15,974,818

SLM Corp.
4.874% due 3/15/2012 (b)	145,000	145,058
5.044% due 6/15/2012 (b)	66,000	66,597
5.150% due 8/15/2012	10,000	9,938
4.500% due 12/15/2012	25,000	24,337
4.500% due 12/15/2012	87,000	84,679
4.944% due 12/15/2012 (b)	140,000	142,764
4.500% due 3/15/2013	54,000	52,124
4.700% due 6/15/2013	20,000	19,194
4.750% due 6/15/2013	24,000	23,048
4.800% due 6/15/2013	25,000	24,023
5.844% due 9/15/2013 (b)	91,000	91,228
5.000% due 10/1/2013	2,444,000	2,502,656
4.300% due 12/15/2013	2,000	1,877
5.150% due 12/15/2013	60,000	57,143
5.250% due 12/15/2013	30,000	28,620
5.514% due 1/31/2014 (b)	127,000	129,367
4.700% due 3/15/2014	25,000	23,447
4.950% due 3/15/2014	15,000	14,137
5.150% due 3/15/2014	10,000	9,461
5.194% due 4/1/2014 (b)	155,000	151,509
5.375% due 5/15/2014	1,043,000	1,081,591
5.774% due 6/2/2014 (b)	70,000	69,285
5.050% due 11/14/2014	142,000	144,840
5.144% due 12/15/2014 (b)	444,000	425,854
5.000% due 4/15/2015	425,000	433,500
5.000% due 9/15/2015	55,000	53,409
5.000% due 9/15/2015	140,000	135,925
5.000% due 9/15/2015	46,000	44,490
5.250% due 9/15/2015	65,000	63,630
5.344% due 9/15/2015 (b)	90,000	85,370
5.444% due 12/15/2015 (b)	128,000	121,434
6.250% due 1/25/2016	2,919,000	3,050,355
5.150% due 3/15/2017	2,925,000	2,572,736
5.100% due 6/15/2017 (c)	17,000	14,854
5.600% due 6/15/2018	25,000	21,983
8.450% due 6/15/2018	4,082,000	4,571,840
5.644% due 5/3/2019 (b)	217,000	194,810
7.000% due 6/15/2021 (c)	84,000	78,579
5.400% due 4/25/2023 (c)	50,000	43,124

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	775,000

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
StanCorp Financial Group
6.875% due 10/1/2012	$3,540,000	$3,627,417

Staples, Inc.
7.375% due 10/1/2012	184,000	190,860
9.750% due 1/15/2014	750,000	860,099

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 2/15/2013	8,420,000	8,788,375

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,230,808
9.625% due 4/15/2015	6,369,000	7,125,656

SunTrust Bank
5.000% due 9/1/2015	690,000	731,393
5.450% due 12/1/2017	51,000	54,018

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	19,418
7.450% due 7/1/2018	130,000	148,971

Telecom Italia
5.250% due 11/15/2013	100,000	101,500
6.175% due 6/18/2014	819,000	843,570
4.950% due 9/30/2014	1,334,000	1,345,673
5.250% due 10/1/2015	5,523,000	5,578,230
6.999% due 6/4/2018	8,685,000	8,945,550

Textron Financial Corp.
6.500% due 6/1/2012	891,000	901,428
5.400% due 4/28/2013	635,000	660,526

Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,393,210
6.375% due 6/15/2016	1,056,000	1,182,036

Transamerica Finance Corp.
0.000% due 9/1/2012 (d)	100,000	98,750

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,822,952

Tyco Electronics Group
6.000% due 10/1/2012	886,000	913,117
5.950% due 1/15/2014	792,000	849,589

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
UDR, Inc.
6.050% due 6/1/2013	$10,000	$10,405
5.500% due 4/1/2014	2,386,000	2,507,328
5.250% due 1/15/2015	690,000	730,079

Unum Group
7.125% due 9/30/2016	3,200,000	3,660,387

UnumProvident Group
6.850% due 11/15/2015 (e)	1,900,000	2,092,688

Ventas Realty LP
6.500% due 6/1/2016	10,283,000	10,619,820
6.750% due 4/1/2017	1,253,000	1,296,655

Viacom, Inc.
5.625% due 8/15/2012	791,000	806,958

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,667,881
4.875% due 2/1/2015	500,000	540,814
5.000% due 8/15/2015	1,750,000	1,894,709
5.600% due 3/15/2016	50,000	55,853
5.625% due 10/15/2016	200,000	224,782

Wells Fargo & Co.
6.125% due 4/18/2012	145,000	145,896
5.500% due 8/1/2012	157,000	160,078
5.125% due 9/1/2012	70,000	71,607
5.250% due 10/23/2012	101,000	104,006
5.750% due 5/16/2016	200,000	225,526

Westinghouse Credit
8.875% due 6/14/2014	47,000	53,417

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	216,454

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (e)	9,000,000	9,412,776

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	2,000,545

Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	25,912

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Wyndham Worldwide
9.875% due 5/1/2014	$7,743,000	$9,149,392
6.000% due 12/1/2016	2,615,000	2,968,284
5.750% due 2/1/2018	2,020,000	2,269,108

Wynn Las Vegas LLC
7.875% due 11/1/2017	15,669,000	17,373,004

XL Capital
5.250% due 9/15/2014	4,220,000	4,467,296

Yum! Brands, Inc.
7.700% due 7/1/2012	25,000	25,505
6.250% due 4/15/2016	791,000	909,686

Zions Bancorporation
7.750% due 9/23/2014	10,272,000	10,994,060
5.500% due 5/10/2016	2,058,000	2,069,638
5.000% due 8/1/2016	1,500,000	1,479,848
5.250% due 11/7/2016	757,000	749,694

Total Corporate Bonds		718,373,789

Federal Agency Mortgage-Backed Securities - 0.3%
Fannie Mae
6.000% due 8/1/2014, Pool #25-5434F	16,806	17,514
7.000% due 7/1/2015, Pool #53-5461F	8,767	9,384
8.000% due 9/1/2015, Pool #53-5460F	20,903	22,483
6.000% due 10/1/2037, Pool #88-8736F	876,714	960,158
6.000% due 3/1/2038, Pool #25-7134F	587,322	643,223

Freddie Mac
4.500% due 5/1/2018, Pool # P1-0032	79,875	83,689
6.500% due 12/1/2018, Pool # C9-0241	62,974	70,346
6.000% due 11/1/2021, Pool # G1-2449	134,061	144,965
6.000% due 2/1/2022, Pool # G1-2758	197,787	214,802

Ginnie Mae
5.500% due 6/15/2017, Pool #58-4476X	4,039	4,374
5.500% due 7/20/2018, Pool #00-3411M	19,155	20,970
7.000% due 5/15/2033, Pool #78-2071X	68,364	80,140
5.500% due 6/20/2038, Pool #00-4163M	177,215	192,485

Total Federal Agency Mortgage-Backed Securities		2,464,533

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

United States Government and Agency Issues - 0.3%
Fannie Mae
0.000% due 5/15/2012 (d)	$21,000	$20,969
0.000% due 5/18/2012 (d)	67,000	66,896
0.000% due 7/15/2012 (d)	131,000	130,638

Federal Farm Credit Banks
2.125% due 6/18/2012	50,000	50,295
4.400% due 7/3/2012	50,000	50,725
4.550% due 8/10/2012	70,000	71,367

Federal Home Loan Banks
4.375% due 6/8/2012	20,000	20,229

Financing Corp.
0.000% due 3/7/2012, Series 15 (d)	114,000	113,989
0.000% due 4/6/2012,Series 4 (d)	54,000	53,968
0.000% due 4/6/2012, Series 9 (d)	63,000	62,963
0.000% due 5/2/2012, Series E (d)	165,000	164,828
0.000% due 5/30/2012, Series C (d)	147,000	146,772
0.000% due 5/30/2012, Series 2 (d)	37,000	36,943
0.000% due 5/30/2012, Series 10 (d)	82,000	81,873
0.000% due 6/6/2012, Series 12 (d)	208,000	207,655
0.000% due 6/6/2012, Series 19 (d)	159,000	158,736
0.000% due 6/27/2012, Series 13 (d)	141,000	140,712
0.000% due 8/3/2012, Series D (d)	84,000	83,771
0.000% due 8/3/2012, Series 6 (d)	82,000	81,777
0.000% due 8/3/2012, Series 7 (d)	57,000	56,845
0.000% due 8/3/2012, Series 8 (d)	116,000	115,684

Resolution Funding Corp.
0.000% due 7/15/2012 (d)	103,000	102,789

Tennessee Valley Authority
0.000% due 4/15/2012 (d)	420,000	419,575
0.000% due 5/1/2012 (d)	20,000	19,972
0.000% due 6/15/2012 (d)	15,000	14,963

Total United States Government and Agency Issues		2,474,934

TOTAL BONDS (COST $739,218,973)		753,060,748

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$182	$182

Total Variable-Rate Demand Notes		182

TOTAL SHORT-TERM INVESTMENTS (COST $182)		182

TOTAL INVESTMENTS - 98.4% (COST $739,634,509)		753,649,190

NET OTHER ASSETS AND LIABILITIES - 1.6%		12,568,937

NET ASSETS - 100.0%		$766,218,127

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at February 29, 2012.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero-coupon security.
(e) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

At February 29, 2012, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$739,634,509
Unrealized appreciation	$18,110,958
Unrealized depreciation	$(4,096,277)
Net unrealized appreciation (depreciation)	$14,014,681

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2012 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of February 29, 2012.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2012 (Unaudited):

Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$110,826,498	-	$-	$110,826,498
Short-term securities	-	$948	-	948
Total Assets	$110,826,498	$948	$-	$110,827,446

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$19,777,594	-	$-	$19,777,594
Short-term securities	-	$700	-	700
Total Assets	$19,777,594	$700	$-	$19,778,294

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$588,260	-	$-	$588,260
Bonds	-	$753,060,748	-	753,060,748
Short-term securities	-	182	-	182
Total Assets	$588,260	$753,060,930	$-	$753,649,190

There were no significant transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal quarter ended February 29, 2012. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 25th day of April, 2012.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 25th day of April, 2012.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

3